Bank loans: (Tables)	12 Months Ended
Dec. 31, 2025
Bank loans:
Schedule of bank loans

	Amount
Entity	(thousand of COP)
Bancolombia, S. A.	COP.	150,000,000
Banco Itaú CorpBanca Colombia S.A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A. (1)		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000
(1)	In April 2023, Banco Popular, S. A. transferred the rights to Banco de Bogotá, S. A. of the syndicated loan, through the signing of promissory notes, under the same conditions.

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	51,136,744
Banco Itaú CorpBanca Colombia S.A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	34,090,909
Banco Itaú CorpBanca Colombia S.A.		23,181,818
Banco Davivienda, S. A.		20,454,545
Banco de Bogotá, S. A.		10,227,273
Banco de Occidente, S. A.		8,409,091
Banco AV Villas, S. A.		1,818,182
Servicios Financieros, S. A.		1,818,182
	COP.	100,000,000

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2024*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	675,000		—	Ps.	180	Ps.	675,180		—	Ps.	695,344
BBVA Bancomer, S. A.				1,850,000	Ps.	(100,000)		(1,685)		10,310	Ps.	1,738,005		1,803,915
Total México			Ps.	2,525,000	Ps.	(100,000)	Ps.	(1,505)	Ps.	685,490	Ps.	1,738,005	Ps.	2,499,259

Bancolombia, S. A.	COP	23,148,166	Ps.	294,742	Ps.	(149,557)	Ps.	760	Ps.	760	Ps.	145,184	Ps.	110,615
Banco Itaú CorpBanca Colombia S.A.		15,740,196		200,423		(101,701)		516		516		98,722		75,216
Banco Davivienda, S. A.		13,888,400		176,844		(89,737)		455		455		87,107		66,367
Banco de Bogotá, S. A.		6,942,087		88,412		(44,872)		228		228		43,541		33,173
Banco de Occidente, S. A.		5,709,271		72,700		(36,892)		187		187		35,808		27,282
Banco AV Villas, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Servicios Financieros, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Total Airplan	COP	67,897,170	Ps.	864,559	Ps.	(438,712)	Ps.	2,226	Ps.	2,226	Ps.	425,848	Ps.	324,451
			Ps.	3,389,559	Ps.	(538,712)	Ps.	721	Ps.	687,716	Ps.	2,163,853	Ps.	2,823,710

(*)  Foreign currencies expressed in thousands.

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2025*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	675,000		—	Ps.	820	Ps.	820	Ps.	675,000	Ps.	676,809
Santander, S. A.				675,000	Ps.	(675,000)		—		—		—		—
Santander, S. A.				4,500,000		(4,500,000)		—		—		—		—
BBVA Bancomer, S. A.				1,750,000		—		(2,487)		6,891		1,740,622		1,777,049
BBVA Bancomer, S. A.				9,500,000		—		13,558		36,168		9,477,390		9,644,868
JP Morgan,				6,390,000		—		(127,220)		28,634		6,234,146		6,440,353
Total México			Ps.	23,490,000	Ps.	(5,175,000)	Ps.	(115,329)	Ps.	72,513	Ps.	18,127,158	Ps.	18,539,079

Bancolombia, S. A.	COP	23,147,347	Ps.	141,427	Ps.	—	Ps.	746	Ps.	50,404	Ps.	91,769	Ps.	110,377
Banco Itaú CorpBanca Colombia S.A.		15,740,196		96,171		—		506		34,275		62,402		75,054
Banco Davivienda, S. A.		13,888,400		84,856		—		446		30,242		55,060		66,224
Banco de Bogotá, S. A.		6,942,906		42,422		—		223		15,115		27,530		33,102
Banco de Occidente, S. A.		5,709,271		34,884		—		183		12,431		22,636		27,223
Banco AV Villas, S. A.		1,234,525		7,542		—		40		2,688		4,894		5,887
Servicios Financieros, S. A.		1,234,525		7,542		—		40		2,688		4,894		5,887
Total Airplan	COP	67,897,170	Ps.	414,844	Ps.	—	Ps.	2,184	Ps.	147,843	Ps.	269,185	Ps.	323,754
			Ps.	23,904,844	Ps.	(5,175,000)	Ps.	(113,145)	Ps.	220,356	Ps.	18,396,343	Ps.	18,862,833

(*)  Foreign currencies expressed in thousands.